Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of intangible assets and goodwill [text block] [Abstract]
Intangible assets

7. Intangible assets

During the six months ended June 30, 2021, the Group acquired intangible assets with a cost of £4.8 million (six months ended June 30, 2020: £0.7 million). In addition, the Group recognised goodwill and other intangible assets on acquisition of subsidiaries with a cost of £128.2 million (six months ended June 30, 2020: £nil). Details of goodwill and other intangible assets recognised on acquisition of subsidiaries are set out in Note 4.

The reconciliation of carrying amount of goodwill is presented in the table below:

Goodwill £’000
Cost
At December 31, 2020	22,693
Additions	—
Acquisition of subsidiaries	94,135
At June 30, 2021	116,828

Accumulated impairment
At December 31, 2020	—
Impairment loss	—
At June 30, 2021	—

Net book value
At June 30, 2021	116,828
At December 31, 2020	22,693

15. Intangible assets

	Domain names	Development assets	Goodwill	Total
	£‘000	£’000	£’000	£‘000
Cost
At October 15, 2018	—	—	—	—
Additions	20	—	—	20
At December 31, 2018	20	—	—	20
Additions	—	3,244	—	3,244
At December 31, 2019	20	3,244	—	3,264
Additions	31	1,858	—	1,889
Acquisition of a subsidiary	—	251	22,693	22,944
At December 31, 2020	51	5,353	22,693	28,097

Accumulated amortization
At October 15, 2018	—	—	—	—
Charge for the Period	—	—	—	—
At December 31, 2018	—	—	—	—
Charge for the Period	(4)	(72)	—	(76)
At December 31, 2019	(4)	(72)	—	(76)
Charge for the Period	(5)	(1,356)	—	(1,361)
At December 31, 2020	(9)	(1,428)	—	(1,437)

Net book value
At December 31, 2020	42	3,925	22,693	26,660
At December 31, 2019	16	3,172	—	3,188
At December 31, 2018	20	—	—	20